Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.4%)
*	Ziff Davis Inc.	40,367	3,724
	Nexstar Media Group Inc. Class A	19,562	3,708
*	Iridium Communications Inc.	57,567	3,057
	New York Times Co. Class A	82,092	3,009
	World Wrestling Entertainment Inc. Class A	22,941	1,832
	Cable One Inc.	2,421	1,753
	TEGNA Inc.	83,970	1,658
*	Frontier Communications Parent Inc.	62,929	1,622
	John Wiley & Sons Inc. Class A	18,434	874
*	TripAdvisor Inc.	37,546	766
			22,003
Consumer Discretionary (15.4%)
	Service Corp. International	134,869	9,636
*	Deckers Outdoor Corp.	22,694	9,052
*	Five Below Inc.	47,464	7,635
	Williams-Sonoma Inc.	58,817	6,876
	Churchill Downs Inc.	28,375	6,298
	Dick's Sporting Goods Inc.	48,677	5,821
*,1	GameStop Corp. Class A	216,192	5,666
*	Mattel Inc.	302,160	5,508
*	Crocs Inc.	52,734	5,326
*	Light & Wonder Inc.	80,688	5,226
*	RH	17,100	4,905
	Brunswick Corp.	63,613	4,720
	Tempur Sealy International Inc.	147,287	4,679
*	TopBuild Corp.	27,695	4,267
	Boyd Gaming Corp.	69,457	4,260
	Wingstop Inc.	25,588	4,235
*	Capri Holdings Ltd.	72,027	4,131
*	Fox Factory Holding Corp.	36,151	3,836
	Wyndham Hotels & Resorts Inc.	50,219	3,682
	Texas Roadhouse Inc. Class A	34,311	3,408
*	YETI Holdings Inc.	73,713	3,309
	Gentex Corp.	106,585	3,080
	H&R Block Inc.	62,801	2,745
	Polaris Inc.	20,592	2,349
	Papa John's International Inc.	27,514	2,291
*	Skechers USA Inc. Class A	54,234	2,287
	Marriott Vacations Worldwide Corp.	15,123	2,253
	Choice Hotels International Inc.	16,871	2,079
*	Helen of Troy Ltd.	20,502	2,020

		Shares	Market Value ($000)
*	AutoNation Inc.	15,531	1,924
	Wendy's Co.	72,804	1,643
*	Victoria's Secret & Co.	34,819	1,602
	Columbia Sportswear Co.	16,029	1,436
*	Under Armour Inc. Class A	70,724	707
*	Under Armour Inc. Class C	71,729	626
			139,518
Consumer Staples (2.1%)
*	Darling Ingredients Inc.	137,177	9,854
*	Celsius Holdings Inc.	34,293	3,818
	Coca-Cola Consolidated Inc.	3,937	1,936
*	Boston Beer Co. Inc. Class A	4,881	1,876
	Lancaster Colony Corp.	8,136	1,685
			19,169
Energy (4.5%)
	Matador Resources Co.	96,012	6,371
	PDC Energy Inc.	82,399	6,124
	Murphy Oil Corp.	125,032	5,902
*	Antero Resources Corp.	136,911	5,004
	Range Resources Corp.	146,279	4,223
*	Southwestern Energy Co.	610,116	4,222
	Antero Midstream Corp.	286,669	3,248
	ChampionX Corp.	81,624	2,517
	DT Midstream Inc.	34,783	2,099
*	CNX Resources Corp.	76,180	1,323
			41,033
Financials (12.0%)
	East West Bancorp Inc.	120,542	8,463
	Jefferies Financial Group Inc.	159,072	6,043
	Stifel Financial Corp.	90,797	5,834
	Kinsale Capital Group Inc.	18,417	5,676
	Glacier Bancorp Inc.	94,746	5,486
	Pinnacle Financial Partners Inc.	65,369	5,484
	Affiliated Managers Group Inc.	32,699	5,246
	Cullen/Frost Bankers Inc.	30,720	4,457
	Interactive Brokers Group Inc. Class A	54,543	4,380
	First Financial Bankshares Inc.	110,948	4,099
	American Financial Group Inc.	28,077	3,993
	SLM Corp.	215,039	3,755
	Evercore Inc. Class A	30,807	3,548
	Commerce Bancshares Inc.	46,653	3,495
	Webster Financial Corp.	61,671	3,351
	SEI Investments Co.	51,966	3,236
	UMB Financial Corp.	37,188	3,180
	Primerica Inc.	19,862	2,960
	RLI Corp.	20,724	2,696
	PacWest Bancorp	100,754	2,632
	Wintrust Financial Corp.	25,982	2,375
	First American Financial Corp.	40,983	2,240
	Synovus Financial Corp.	49,747	2,096
	Bank OZK	44,723	2,064
	Hancock Whitney Corp.	33,008	1,810
	Navient Corp.	94,665	1,569
	Home BancShares Inc.	60,364	1,536
	Umpqua Holdings Corp.	68,653	1,392
	Janus Henderson Group plc	52,094	1,317
	Federated Hermes Inc. Class B	33,994	1,290

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	14,406	1,162
	Cathay General Bancorp	24,786	1,152
			108,017
Health Care (13.0%)
*	Neurocrine Biosciences Inc.	81,807	10,394
*	Repligen Corp.	44,143	7,895
*	Shockwave Medical Inc.	30,731	7,793
*	Penumbra Inc.	32,408	6,790
*	Halozyme Therapeutics Inc.	117,851	6,748
*	Masimo Corp.	41,337	5,991
	Bruker Corp.	86,163	5,808
*	United Therapeutics Corp.	18,688	5,231
*	Medpace Holdings Inc.	21,478	4,508
*	Tenet Healthcare Corp.	92,283	4,262
*	QuidelOrtho Corp.	46,388	4,064
*	Option Care Health Inc.	132,222	3,981
	Azenta Inc.	64,170	3,864
	Chemed Corp.	7,266	3,778
*	Syneos Health Inc.	87,807	3,098
*	HealthEquity Inc.	48,353	3,070
*	Inari Medical Inc.	41,102	3,024
*	Globus Medical Inc. Class A	39,536	2,921
*	Arrowhead Pharmaceuticals Inc.	90,539	2,915
*	Exelixis Inc.	145,890	2,492
*	STAAR Surgical Co.	41,091	2,347
*	Tandem Diabetes Care Inc.	54,933	2,310
*	Lantheus Holdings Inc.	34,696	2,154
*	Omnicell Inc.	37,882	1,955
*	Neogen Corp.	107,213	1,775
*	Integra LifeSciences Holdings Corp.	31,690	1,741
*	LivaNova plc	27,470	1,521
*	Progyny Inc.	39,537	1,448
*	ICU Medical Inc.	8,063	1,284
*	Enovis Corp.	16,749	907
*	R1 RCM Inc.	68,323	618
*	Sotera Health Co.	64,249	536
			117,223
Industrials (18.9%)
	Carlisle Cos. Inc.	44,242	11,641
*	Axon Enterprise Inc.	57,758	10,629
	Toro Co.	89,446	9,928
*	Builders FirstSource Inc.	133,501	8,535
	Tetra Tech Inc.	45,606	7,050
	Hubbell Inc. Class B	24,796	6,300
	Valmont Industries Inc.	18,265	6,186
	Graco Inc.	86,786	6,072
*	Avis Budget Group Inc.	24,669	5,516
*	Saia Inc.	22,592	5,503
	Acuity Brands Inc.	27,984	5,269
*	FTI Consulting Inc.	29,545	5,106
[1]	Watsco Inc.	18,747	5,043
*	GXO Logistics Inc.	101,460	4,754
*	Chart Industries Inc.	30,678	4,387
*	Trex Co. Inc.	94,313	4,328
*	Middleby Corp.	29,498	4,253
	Lincoln Electric Holdings Inc.	28,734	4,249
	Lennox International Inc.	15,995	4,166

		Shares	Market Value ($000)
	KBR Inc.	77,309	3,995
*	ASGN Inc.	42,938	3,890
	Watts Water Technologies Inc. Class A	23,354	3,700
	Insperity Inc.	30,573	3,624
	Landstar System Inc.	20,252	3,503
	Simpson Manufacturing Co. Inc.	36,920	3,435
	nVent Electric plc	84,036	3,362
	ITT Inc.	39,612	3,348
	Donaldson Co. Inc.	53,894	3,283
	Regal Rexnord Corp.	23,885	3,132
*	Clean Harbors Inc.	25,394	3,047
*	MasTec Inc.	25,720	2,336
*	IAA Inc.	61,777	2,309
	MSA Safety Inc.	16,042	2,262
	Crane Holdings Co.	19,985	2,117
*,1	SunPower Corp.	72,976	1,770
*	Vicor Corp.	18,981	1,025
*	Dycom Industries Inc.	9,838	897
	Esab Corp.	18,164	860
			170,810
Information Technology (16.0%)
*	First Solar Inc.	50,030	8,632
*	Lattice Semiconductor Corp.	117,458	8,554
*	Fair Isaac Corp.	12,529	7,764
*	Paylocity Holding Corp.	34,991	7,622
*	Manhattan Associates Inc.	53,650	6,757
*	Dynatrace Inc.	172,051	6,667
*	Aspen Technology Inc.	24,754	5,706
*	ExlService Holdings Inc.	28,283	5,295
*	Wolfspeed Inc.	58,165	5,288
	Cognex Corp.	93,440	4,651
	Concentrix Corp.	36,504	4,467
	Genpact Ltd.	95,295	4,394
*	Silicon Laboratories Inc.	29,275	4,258
	Universal Display Corp.	37,167	4,186
	Power Integrations Inc.	48,913	3,936
	Jabil Inc.	51,775	3,738
*	Qualys Inc.	29,864	3,683
	Maximus Inc.	51,795	3,641
*	Ciena Corp.	80,677	3,627
*	Synaptics Inc.	33,891	3,591
*	Calix Inc.	48,553	3,462
	Littelfuse Inc.	13,128	3,236
*	Novanta Inc.	19,818	3,126
*	Teradata Corp.	87,942	3,003
*	WEX Inc.	16,250	2,749
	National Instruments Corp.	59,987	2,461
*	MACOM Technology Solutions Holdings Inc.	34,096	2,342
	MKS Instruments Inc.	26,902	2,256
*	Coherent Corp.	53,225	1,952
*	Cirrus Logic Inc.	22,970	1,716
*	CommVault Systems Inc.	24,909	1,644
*	Envestnet Inc.	25,004	1,476
*	Blackbaud Inc.	24,754	1,467
*	Lumentum Holdings Inc.	26,551	1,459
*	SiTime Corp.	13,637	1,438
*	Euronet Worldwide Inc.	13,675	1,271
*	Semtech Corp.	35,769	1,100

		Shares	Market Value ($000)
	Amkor Technology Inc.	35,291	989
*	ACI Worldwide Inc.	45,737	956
			144,560
Materials (7.7%)
	Steel Dynamics Inc.	148,392	15,422
*	Cleveland-Cliffs Inc.	442,486	6,850
	Olin Corp.	115,467	6,579
	RPM International Inc.	56,280	5,832
	Valvoline Inc.	151,419	4,994
	Eagle Materials Inc.	32,235	4,395
	Louisiana-Pacific Corp.	63,188	4,031
	Royal Gold Inc.	33,688	3,784
	Alcoa Corp.	61,565	3,086
	AptarGroup Inc.	25,705	2,728
*	MP Materials Corp.	78,964	2,626
	Avient Corp.	73,123	2,531
	Ashland Inc.	18,323	2,050
[1]	Scotts Miracle-Gro Co.	34,598	1,935
	Sensient Technologies Corp.	20,488	1,531
*	Ingevity Corp.	16,510	1,292
			69,666
Real Estate (6.4%)
	Rexford Industrial Realty Inc.	146,326	8,090
	Life Storage Inc.	72,180	7,759
	EastGroup Properties Inc.	37,264	5,785
	Lamar Advertising Co. Class A	49,179	4,925
	First Industrial Realty Trust Inc.	77,949	3,940
	Independence Realty Trust Inc.	189,759	3,438
*	Jones Lang LaSalle Inc.	20,084	3,378
	Healthcare Realty Trust Inc. Class A	159,500	3,275
	Brixmor Property Group Inc.	140,998	3,268
	National Retail Properties Inc.	68,176	3,161
	National Storage Affiliates Trust	72,998	2,906
	Rayonier Inc.	75,147	2,696
	Apartment Income REIT Corp. Class A	61,981	2,358
	PotlatchDeltic Corp.	30,320	1,449
	Douglas Emmett Inc.	69,050	1,196
			57,624
Utilities (1.4%)
	Essential Utilities Inc.	128,497	6,199
	National Fuel Gas Co.	40,692	2,695
	OGE Energy Corp.	63,371	2,564
[1]	Ormat Technologies Inc.	14,556	1,316
			12,774
Total Common Stocks (Cost $849,753)			902,397

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $14,208)	3.877%	142,112	14,210
Total Investments (101.4%) (Cost $863,961)				916,607
Other Assets and Liabilities—Net (-1.4%)				(13,044)
Net Assets (100%)				903,563
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,403,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,653,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2022	4	1,032	34

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.